Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Notes Payable

7.	Notes Payable

On July 17, 2009, Intellinetics Ohio, now the sole operating subsidiary of the Company, issued a note payable to the Ohio State Development Authority in the amount of $1,012,500, bearing interest at a rate of 6.00% per annum (“Authority Loan No. 1”). Pursuant to the terms of the Authority Loan No. 1, Intellinetics Ohio was required to pay only interest through September 30, 2010 and thereafter monthly principal and interest payments of $23,779 each through September 1, 2015. The Authority Loan No. 1 is secured by a senior secured interest on all business assets financed with loan proceeds, as well as a second secured interest in all business assets. Upon maturity, by acceleration or otherwise, Intellinetics Ohio is required to pay a loan participation fee of $101,250, which is accounted for as a loan premium, accreted monthly, utilizing the interest method, over the term of the Authority Loan No. 1. In June 2014, Intellinetics Ohio and the Ohio State Development Authority entered into a Notice and Acknowledgement of Modification to Payment Schedule relating to Authority Loan No.1, deferring a portion of the principal and interest payment until June 1, 2015. On September 25, 2015, Intellinetics Ohio and the Ohio State Development Authority entered into a Third Amendment to the Loan Agreement related to Authority Loan No. 1, deferring a portion of the principal payment until October 1, 2016 and extending the maturity date until August 1, 2018.

On June 3, 2011, Intellinetics Ohio issued a note payable to the Ohio State Development Authority in the amount of $750,000, bearing interest at a rate of 1% per annum for the first 12 months, then interest at a rate of 7% per annum for the second 12 months (“Authority Loan No. 2,” and together with Authority Loan No. 1, the “Authority Loans”). Intellinetics Ohio was not obligated to remit payments of principal until September 1, 2013. The monthly principal and interest payments, beginning on the third anniversary of the loan origination, are $14,850 and are payable on a monthly basis through August 1, 2018. The Authority Loan No. 2 is secured by a senior secured interest on all business assets financed with loan proceeds, as well as a second secured interest in all business assets. Upon maturity, by acceleration or otherwise, Intellinetics Ohio is required to pay a loan participation fee of $75,000, which is accounted for as a loan premium, accreted monthly utilizing the interest method, over the term of the Authority Loan No. 2. The interest rate of 1% during the first 12 months of this loan was considered to be below market for that period. Intellinetics Ohio further determined that over the life of the Authority Loan No. 2, the effective interest rate was 5.6% per annum. Accordingly, during the first 12 months of the Authority Loan No. 2, Intellinetics Ohio recorded interest expense at the 5.6% rate per annum. The difference between the interest expense accrual at 5.6% and the stated rate of 1% over the first 12 months is credited to deferred interest. The deferred interest amount that is accumulated over the first 12 months of the loan term will be amortized as a reduction to interest expense over the remaining term of the Authority Loan No. 2. On September 30, 2017 and December 31, 2016, deferred interest of $154,832 and $158,062, respectively, was reflected within long term liabilities on the accompanying consolidated balance sheets. In June 2014, Intellinetics Ohio and the Ohio State Development Authority entered into a Notice and Acknowledgement of Modification to Payment Schedule, deferring a portion of the principal and interest payment until June 1, 2015. On September 25, 2015 Intellinetics Ohio and the Ohio State Development Authority entered into a Third Amendment to the Loan Agreement related to Authority Loan No. 2, deferring a portion of the principal payment until October 1, 2016.

The Authority Loans were granted to Intellinetics Ohio in connection with the State of Ohio’s economic development programs. The proceeds from these loans were used by Intellinetics Ohio to support its efforts in developing software solutions for its customers.

The Authority Loans are subject to certain covenants and reporting requirements. Intellinetics Ohio is required to, within three years of the respective loan origination dates of each of the Authority Loans, have created and/or retained an aggregate of 25 full time jobs in the State of Ohio. If Intellinetics has not attained these employment levels by the respective dates, then the interest rates on the Authority Loans shall increase to 10% per annum. In July 2014, Intellinetics Ohio informed the State of Ohio that it would not meet the required employment level. As a result of this non-compliance with a covenant of Authority Loan No. 1, the Ohio State Development Authority exercised its right to increase the interest rate from 6.0% to 7.0%, effective October 1, 2014. The approximate impact of this increase is to raise Intellinetics Ohio’s balloon payment by $6,000 on Authority Loan No. 1, which is due, as amended on August 1, 2018. Intellinetics Ohio has had past instances of non-compliance with certain of the loan covenants. Intellinetics Ohio is currently in compliance with all the other loan covenants. There can be no assurance that Intellinetics Ohio will not become non-compliant with one or more of these covenants in the future.

The Company evaluated the terms of its convertible notes payable in accordance with ASC 815 – 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to the Company’s common stock. The Company determined that the conversion feature did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. The Company evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of each note. If the conversion price was deemed to be less than the market value of the underlying common stock at the inception of the note, then the Company would recognize a beneficial conversion feature resulting in a discount on the note payable, upon satisfaction of the contingency. The beneficial conversion features are amortized to interest expense over the life of the respective notes, starting from the date of recognition.

Between June 24, 2014 and July 7, 2014, the Company issued convertible promissory notes in an aggregate amount of $135,000 to two accredited investors (“Unrelated Notes due December 31, 2015”). The notes matured on December 31, 2015 and bore interest at an annual rate of interest of 10% until maturity, with interest payable quarterly. The note investors had a right, in their sole discretion, to convert the notes into Shares under certain circumstances at a conversion rate of $0.56 per Share. Because the notes had not been fully repaid by the Company or converted into Shares prior to maturity, the notes began accruing interest at the annual rate of 12% commencing on the maturity date. The Company used the proceeds for working capital, general corporate purposes, and debt repayment. On January 6, 2016, the note investors converted $135,000 of the notes and accrued interest thereon of $35,038 into 303,912 Shares and 141,698 warrants to purchase Shares, as part of a private placement and note exchange commenced in December 2015. The warrants have an exercise price equal to $0.65 per Share and contain a cashless exercise provision. All warrants are immediately exercisable and are exercisable for five years from issuance. Interest expense of $113,762 was recorded on the issuance of these warrants.

Between December 30, 2016, and January 31, 2017, the Company issued convertible promissory notes in an aggregate amount of $875,000 (“Unrelated Notes due December 31, 2018”) to unrelated accredited investors. The notes mature on December 31, 2018, and bear interest at an annual rate of interest of 12% until maturity, with partial interest of 6% payable quarterly. The note investors have a right, in their sole discretion, to convert the notes into Shares under certain circumstances at a conversion rate of $0.65 per Share. If the notes have not been fully repaid by the Company by the maturity date or converted into Shares at the election of the note investors prior to maturity, then such notes will accrue interest at the annual rate of 14% from the maturity date until the date the notes are repaid in full. Any interest not paid quarterly will also accrue interest at the annual rate of 8% instead of 6%. The Company used the proceeds of the notes for working capital, general corporate purposes, and debt repayment. The Company recognized a beneficial conversion feature in the amount of $369,677. Interest expense recognized on the amortization of the beneficial conversion feature was $46,210 and $134,299 for the three and nine months ended September 30, 2017.

The table below reflects all notes payable at September 30, 2017 and December 31, 2016, respectively, with the exception of related party notes disclosed in Note 8 - Notes Payable - Related Parties.

	September 30, 2017	December 31, 2016
Authority Loan No. 1, due August 1, 2018	$198,694	$353,346
Authority Loan No. 2, due August 1, 2018	319,571	433,115
Unrelated Notes due December 31, 2018	639,622	193,846
Total notes payable	$1,157,887	$980,307
Less unamortized debt issuance costs	(85,371)	(34,029)
Less current portion	(518,265)	(360,496)
Long-term portion of notes payable	$554,251	$585,782

Future minimum principal payments of these notes payable with the exception of the related party notes in Note 8 - Notes Payable - Related Parties, as described in this Note 7 are as follows:

For the Twelve Months
Ending September 30,	Amount
2018	$518,265
2019	639,622
Total	$1,157,887

As of September 30, 2017 and December 31, 2016, accrued interest for these notes payable with the exception of the related party notes in Note 8 - Notes Payable - Related Parties, was $335,337 and $282,147, respectively, and was reflected within accounts payable and accrued expenses on the consolidated balance sheets. As of September 30, 2017 and December 31, 2016, accrued loan participation fees were $175,406 and $172,659, respectively, and reflected within accounts payable and accrued expenses on the consolidated balance sheets. As of September 30, 2017 and December 31, 2016, deferred financing costs were $85,371 and $34,029, respectively, and were reflected within long term liabilities on the consolidated balance sheets.

With respect to all notes outstanding (other than the notes to related parties), for the three and nine months ended September 30, 2017, and 2016, interest expense, including the amortization of deferred financing costs, accrued loan participation fees, original issue discounts, deferred interest and related fees, interest expense related to warrants issued for the conversion of convertible notes, and the embedded conversion feature was $105,164 and $306,004, and $18,528 and $173,576 respectively.

7.	Notes Payable

On July 17, 2009, Intellinetics Ohio, now the sole operating subsidiary of the Company, issued a note payable to the Ohio State Development Authority in the amount of $1,012,500, bearing interest at a rate of 6.00% per annum (“Authority Loan No. 1”). Pursuant to the terms of the Authority Loan No. 1, Intellinetics Ohio was required to pay only interest through September 30, 2010 and thereafter monthly principal and interest payments of $23,779 each through September 1, 2015. The Authority Loan No. 1 is secured by a senior secured interest on all business assets financed with loan proceeds, as well as a second secured interest in all business assets. Upon maturity, by acceleration or otherwise, Intellinetics Ohio is required to pay a loan participation fee of $101,250, which is accounted for as a loan premium, accreted monthly, utilizing the interest method, over the term of the Authority Loan No. 1. In June 2014, Intellinetics Ohio and the Ohio State Development Authority entered into a Notice and Acknowledgement of Modification to Payment Schedule relating to Authority Loan No.1, deferring a portion of the principal and interest payment until June 1, 2015. On September 25, 2015, Intellinetics Ohio and the Ohio State Development Authority entered into a Third Amendment to the Loan Agreement related to Authority Loan No. 1, deferring a portion of the principal payment until October 1, 2016 and extending the maturity date until August 1, 2018.

On June 3, 2011, Intellinetics Ohio issued a note payable to the Ohio State Development Authority in the amount of $750,000, bearing interest at a rate of 1% per annum for the first 12 months, then interest at a rate of 7% per annum for the second 12 months (“Authority Loan No. 2,” and together with Authority Loan No. 1, the “Authority Loans”). Intellinetics Ohio was not obligated to remit payments of principal until September 1, 2013. The monthly principal and interest payments, beginning on the third anniversary of the loan origination, are $14,850 and are payable on a monthly basis through August 1, 2018. The Authority Loan No. 2 is secured by a senior secured interest on all business assets financed with loan proceeds, as well as a second secured interest in all business assets. Upon maturity, by acceleration or otherwise, Intellinetics Ohio is required to pay a loan participation fee of $75,000, which is accounted for as a loan premium, accreted monthly utilizing the interest method, over the term of the Authority Loan No. 2. The interest rate of 1% during the first 12 months of this loan was considered to be below market for that period. Intellinetics Ohio further determined that over the life of the Authority Loan No. 2, the effective interest rate was 5.6% per annum. Accordingly, during the first 12 months of the Authority Loan No. 2, Intellinetics Ohio recorded interest expense at the 5.6% rate per annum. The difference between the interest expense accrual at 5.6% and the stated rate of 1% over the first 12 months is credited to deferred interest. The deferred interest amount that is accumulated over the first 12 months of the loan term will be amortized as a reduction to interest expense over the remaining term of the Authority Loan No. 2. On December 31, 2016 and 2015, deferred interest of $158,062 and $136,078, respectively, was reflected within long-term liabilities on the accompanying consolidated balance sheets. In June 2014, Intellinetics Ohio and the Ohio State Development Authority entered into a Notice and Acknowledgement of Modification to Payment Schedule, deferring a portion of the principal and interest payment until June 1, 2015. On September 25, 2015, Intellinetics Ohio and the Ohio State Development Authority entered into a Third Amendment to the Loan Agreement related to Authority Loan No. 2, deferring a portion of the principal payment until October 1, 2016.

The Authority Loans were granted to Intellinetics Ohio in connection with the State of Ohio’s economic development programs. The proceeds from these loans were used by Intellinetics Ohio to support its efforts in developing software solutions for its customers.

The Authority Loans are subject to certain covenants and reporting requirements. Intellinetics Ohio is required to, within three years of the respective loan origination dates of each of the Authority Loans, have created and/or retained an aggregate of 25 full time jobs in the State of Ohio. If Intellinetics has not attained these employment levels by the respective dates, then the interest rates on the Authority Loans shall increase to 10% per annum. In July 2014, Intellinetics Ohio informed the State of Ohio that it would not meet the required employment level. As a result of this non-compliance with a covenant of Authority Loan No. 1, the Ohio State Development Authority exercised its right to increase the interest rate from 6.0% to 7.0%, effective October 1, 2014. The approximate impact of this increase is to raise Intellinetics Ohio’s balloon payment by $6,000 on Authority Loan No. 1, which is due, as amended on August 1, 2018. Intellinetics Ohio has had past instances of non-compliance with certain of the loan covenants. Intellinetics Ohio is currently in compliance with all the other loan covenants. There can be no assurance that Intellinetics Ohio will not become non-compliant with one or more of these covenants in the future.

The Company evaluated the terms of its convertible notes payable in accordance with ASC 815 – 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to the Company’s common stock. The Company determined that the conversion feature did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. The Company evaluated the conversion feature for a beneficial conversion feature. The effective conversion price was compared with the market price on the date of each note. If the conversion price was deemed to be less than the market value of the underlying common stock at the inception of the note, then the Company would recognize a beneficial conversion feature resulting in a discount on the note payable, upon satisfaction of the contingency. The beneficial conversion features are amortized to interest expense over the life of the respective notes, starting from the date of recognition.

Between June 24, 2014 and July 7, 2014, the Company issued convertible promissory notes in an aggregate amount of $135,000 to two accredited investors (“Unrelated Notes due December 31, 2015”.) The notes matured on December 31, 2015 and bore interest at an annual rate of interest of 10% until maturity, with interest payable quarterly. The note investors had a right, in their sole discretion, to convert the notes into Shares under certain circumstances at a conversion rate of $0.56 per Share. Because the notes had not been fully repaid by the Company or converted into Shares prior to maturity, the notes began accruing interest at the annual rate of 12% commencing on the maturity date. The Company used the proceeds for working capital, general corporate purposes, and debt repayment. On January 6, 2016, the note investors converted $135,000 of the notes and accrued interest thereon of $35,038 into 303,912 Shares and 141,698 warrants to purchase Shares, as part of a private placement and note exchange commenced in December 2015. The warrants have an exercise price equal to $0.65 per Share and contain a cashless exercise provision. All warrants are immediately exercisable and are exercisable for five years from issuance. Interest expense of $113,762 was recorded on the issuance of these warrants.

On December 30, 2016, the Company issued convertible promissory notes in an aggregate amount of   $315,000 (“Unrelated Notes due December 31, 2018”) to unrelated accredited investors. The notes mature on December 31, 2018, and bear interest at an annual rate of interest of 12% until maturity, with partial interest of 6% payable quarterly. The note investors have a right, in their sole discretion, to convert the notes into Shares under certain circumstances at a conversion rate of $0.65 per Share. If the notes have not been fully repaid by the Company by the maturity date or converted into Shares at the election of the note investors prior to maturity, then such notes will accrue interest at the annual rate of 14% from the maturity date until the date the notes are repaid in full. Any interest not paid quarterly will also accrue interest at the annual rate of 8% instead of 6%. The Company used the proceeds of the notes for working capital, general corporate purposes, and debt repayment. The Company recognized a beneficial conversion feature in the amount of $121,154. Interest expense recognized on the amortization of the beneficial conversion feature was $0 for the twelve months ended December 31, 2016.

The table below reflects all notes payable at December 31, 2016 and 2015, respectively, with the exception of related party notes disclosed in Note 8 - Notes Payable - Related Parties.

	December 31, 2016	December 31, 2015
Authority Loan No. 1, due August 1, 2018	$353,346	$493,373
Authority Loan No. 2, due August 1, 2018	433,115	559,661
Unrelated Notes due December 31, 2015	-	135,000
Unrelated Notes due December 31, 2018	193,846	-
Total notes payable	$980,307	$1,188,034
Less unamortized debt issuance costs	(34,029)	(4,255)
Less current portion	(360,496)	(401,573)
Long-term portion of notes payable	$585,782	$782,206

Future minimum principal payments of these notes payable with the exception of the related party notes in Note 8 - Notes Payable - Related Parties, as described in this Note 7 are as follows:

For the Twelve-Months
Ending December 31,	Amount
2017	$360,496
2018	619,811
Total	$980,307

As of December 31, 2016 and 2015, accrued interest for these notes payable with the exception of the related party notes in Note 8 - Notes Payable - Related Parties, was $282,147 and $274,564, respectively, and was reflected within accounts payable and accrued expenses on the consolidated balance sheets. As of December 31, 2016 and 2015, accrued loan participation fees were $172,659 and $166,039, respectively, and reflected within accounts payable and accrued expenses on the consolidated balance sheets. As of December 31, 2016 and 2015, deferred financing costs were $34,029 and $4,255, respectively, and was reflected within long-term liabilities on the consolidated balance sheets.

With respect to all notes outstanding (other than the notes to related parties), for the twelve months ended December 31, 2016, and 2015, interest expense, including the amortization of deferred financing costs, accrued loan participation fees, original issue discounts, deferred interest and related fees, interest expense related to warrants issued for the conversion of convertible notes, and the embedded conversion feature was $190,560  and $429,374, respectively.